Cert NYS

1-36232

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13003849

Received SEC

DEC 1 2013

Washington, DC 20549

December 10, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, VALERO ENERGY PARTNERS LP, Common Units Representing Limited Partner Interests. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 10, 2013. Tentative listing date – December 11, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
www.nyx.com